Stockholders' Equity	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Stockholders' Equity

Note 8 – Stockholders’ Equity

The Company authorized 100,000,000 shares of capital stock with consists of 90,000,000 shares of Common Stock, $0.000001 par value per share and 10,000,000 shares of preferred stock, $0.000001 par value per share.

Common Stock

During the three months ended March 31, 2021, the Company:

●	issued 100,0000 shares of Common Stock to a member of the Company’s Board of Directors, in a negotiated transaction for $0.50 per share, or aggregate cash consideration of $50,000;
●	issued 35,000 shares of Common Stock for the exercise of 35,000 stock options for cash consideration of $15,400;
●	issued 960,550 shares of Common Stock for the cashless exercise of 1,000,000 stock options;
●	issued 600 shares of Common Stock to an investor in connection with a prior note payable agreement;
●	issued 1,000,000 shares of Common Stock in connection with the conversion of a convertible note payable for $500,000;
●	issued an aggregate of 225,000 shares of Common Stock in connection with legal settlements. The shares were valued at $1,103,750 which was based on the market price of the Common Stock on the grant date; and
●	issued 825,000 shares to Acuitas Group Holdings, LLC, (“Acuitas”) which is now the Company’s largest shareholder, in connection with a settlement agreement between Acuitas and X, LLC, a company owned by the Company’s former chief executive officer. The board of directors deemed it was in the best interest of the Company to issue the shares to Acuitas. The value of the shares was $3,240,600 which is based on the market price of the Company’s Common Stock at the grant date. The $3,240,600 was expensed as financing costs as the dispute underlying the settlement agreement related to an anti-dilution of a prior investment in the Company by Acuitas.

Stock Options

The following is a summary of stock option activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	2,540,000	$0.22	4.52	$1,074,245
Granted	250,000	0.51
Forfeited	-	0.00
Exercised	(1,035,000)	0.220
Outstanding, March 31, 2021	1,755,000	$0.25	4.34	$5,525,075
Exercisable, March 31, 2021	899,250	$0.27	4.37	$2,815,349

The exercise price for options outstanding and exercisable at March 31, 2021:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
20,000	$0.210	20,000	$0.210
1,505,000	0.215	716,750	0.215
25,000	0.220	7,500	0.220
205,000	0.530	155,000	0.530
1,755,000		899,250

The following is a summary of warrant activity:

		Weighted
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	1,631,250	$4.08	2.38	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, March 31, 2021	1,631,250	$4.08	2.13	$-
Exercisable, March 31, 2021	1,631,250	$4.08	2.13	$-

The exercise price for warrants outstanding at March 31, 2021:

Outstanding and Exerciseable
Number of	Exercise
Warrants	Price
1,500,000	$4.00
131,250	5.00
1,631,250